UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   7/31/09

Item 1.  Schedule of Investments.

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	CORPORATE NOTES & BONDS - 44.9%
	ADVERTISING - 0.3%
255,000	Affinion Group, Inc.	10.125	10/15/13	$ 253,725

	AGRICULTURE - 0.3%
240,000	Alliance One International, Inc. - 144A	10.000	7/15/16	237,600

	BANKS - 10.0%
175,000	Bank of America Corp.	5.750	8/15/16	163,512
65,000	Bank of America Corp.	6.500	8/1/16	65,923
320,000	Barclays Bank PLC - 144A	10.179	6/12/21	376,489
405,000	Capital One Financial Corp.	5.700	9/15/11	419,204
100,000	Capital One Financial Corp.	6.150	9/1/16	89,515
170,000	Capital One Financial Corp.	7.375	5/23/14	184,485
791,000	Citigroup, Inc.	5.000	9/15/14	708,708
250,000	Credit Suisse	6.000	2/15/18	258,875
79,000	First Republic Bank	7.750	9/15/12	76,630
200,000	Goldman Sachs Group, Inc.	7.500	2/15/19	234,788
205,000	JPMorgan Chase & Co.	1.650	2/23/11	206,943
535,000	JPMorgan Chase & Co.	2.125	6/22/12	539,170
295,000	JPMorgan Chase & Co.	4.650	6/1/14	307,791
335,000	JPMorgan Chase & Co.	5.750	1/2/13	355,803
200,000	JPMorgan Chase & Co. +	7.900	Perpetual	190,676
250,000	Morgan Stanley	6.000	4/28/15	260,834
280,000	Morgan Stanley	6.625	4/1/18	299,567
100,000	Morgan Stanley	7.300	5/13/19	112,215
210,000	Rabobank Nederland NV - 144A +	11.000	Perpetual	245,300
405,000	Regions Bank	2.750	12/10/10	414,799
165,000	Resona Bank Ltd. - 144A +	5.850	Perpetual	132,173
165,000	Santander Issuances S.A Unipersonal - 144A	5.911	6/20/16	151,296
330,000	Sovereign Bank	2.750	1/17/12	338,114
775,000	State Street Corp.	2.150	4/30/12	781,068
85,000	State Street Corp.	4.300	5/30/14	88,262
225,000	Wachovia Corp.	5.750	2/1/18	232,309
240,000	Wells Fargo Capital XIII +	7.700	Perpetual	208,958
				7,443,407
	BEVERAGES - 0.3%
195,000	PepsiCo, Inc.	7.900	11/1/18	245,826

	COMMERCIAL SERVICES - 0.4%
260,000	DI Finance/DynCorp International	9.500	2/15/13	261,950

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	COMPUTERS - 0.4%
155,000	Hewlett-Packard Co.	2.250	5/27/11	$ 157,486
160,000	Hewlett-Packard Co.	2.950	8/15/12	162,686
				320,172
	COSMETICS/PERSONAL CARE - 0.3%
200,000	Procter & Gamble Co.	4.600	1/15/14	213,111

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
250,000	AMR Real Estate Partners	7.125	2/15/13	233,125
370,000	American Express Co.	7.250	5/20/14	400,375
240,000	Bear Stearns Cos LLC	7.250	2/1/18	268,505
140,000	Capital One Capital V	10.250	8/15/39	144,218
175,000	Credit Suisse +	5.860	Perpetual	117,415
210,000	Ford Motor Credit Co. LLC	7.500	8/1/12	193,745
80,000	Genworth Global Funding Trusts	5.125	3/15/11	77,424
145,000	Macquarie Group Ltd. - 144A	7.300	8/1/14	144,668
320,000	Merrill Lynch & Co., Inc.	6.875	4/25/18	323,084
70,000	UBS Preferred Funding Trust V +	6.243	Perpetual	42,752
				1,945,311
	DIVERSIFIED MANUFACTURING - 0.3%
225,000	ITT Corp.	6.125	5/1/19	234,180

	ELECTRIC - 4.2%
500,000	Appalachian Power Co.	5.550	4/1/11	518,334
100,000	Dominion Resources, Inc.	8.875	1/15/19	126,069
160,000	Florida Power Corp.	6.650	7/15/11	173,305
180,000	Georgia Power Co.	6.000	11/1/13	199,564
400,000	MidAmerican Energy Co.	5.650	7/15/12	434,680
120,000	MidAmerican Energy Co.	5.800	10/15/36	123,439
400,000	Nevada Power Co.	6.500	5/15/18	431,092
120,000	Pacific Gas & Electric Co.	6.250	3/1/39	134,150
355,000	Pacific Gas & Electric Co.	8.250	10/15/18	447,803
160,000	South Carolina Electric & Gas Co.	6.500	11/1/18	182,969
305,000	Virginia Electric and Power Co.	5.400	1/15/16	321,490
				3,092,895
	ENTERTAINMENT - 0.3%
6,225	United Artists Theatre Circuit, Inc.	9.300	7/1/15	5,583
215,000	WMG Acquisition Corp. - 144A	9.500	6/15/16	228,975
				234,558
	ENVIRONMENTAL CONTROL - 0.4%
295,000	Allied Waste North America, Inc.	7.250	3/15/15	305,675

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	FINANCE - 1.5%
285,000	American General Finance Corp.	4.000	3/15/11	$ 200,221
220,000	American General Finance Corp.	5.750	9/15/16	127,178
240,000	Countrywide Home Loans, Inc.	4.000	3/22/11	241,081
135,000	General Electric Capital Corp.	4.875	10/21/10	139,214
395,000	General Electric Capital Corp.	6.875	1/10/39	389,092
				1,096,786
	FOOD - 1.6%
335,000	Delhaize Group	6.500	6/15/17	354,348
465,000	Kraft Foods, Inc.	6.125	8/23/18	510,679
295,000	Safeway Inc.	6.500	3/1/11	312,967
				1,177,994
	GAS - 0.5%
350,000	Atmos Energy Corp.	6.350	6/15/17	369,300

	HEALTHCARE-PRODUCTS - 0.8%
75,000	CareFusion Corp. - 144A	4.125	8/1/12	76,155
145,000	CareFusion Corp. - 144A	6.375	8/1/19	153,217
370,000	Johnson & Johnson	5.150	7/15/18	401,945
				631,317
	HEALTHCARE-SERVICES - 0.3%
175,000	Quest Diagnostics, Inc.	6.400	7/1/17	183,990

	INSURANCE - 2.2%
100,000	Chubb Corp. +	6.375	3/29/67	81,116
230,000	ING Group NV +	5.775	Perpetual	145,072
395,000	Lincoln National Corp.	5.650	8/27/12	391,287
95,000	MetLife, Inc.	6.750	6/1/16	102,591
316,000	Protective Life Secured Trusts	4.000	4/1/11	312,524
170,000	Prudential Financial, Inc.	6.200	1/15/15	174,904
170,000	Prudential Financial, Inc.	7.375	6/15/19	180,460
275,000	Prudential Financial, Inc. +	8.875	6/15/38	242,352
				1,630,306
	MULTIMEDIA - 2.3%
360,000	Comcast Corp.	5.700	5/15/18	378,997
325,000	Comcast Corp.	5.700	7/1/19	347,142
240,000	Echostar DBS Corp.	7.125	2/1/16	234,655
285,000	News America, Inc.	6.650	11/15/37	296,321
365,000	Time Warner Cable, Inc.	8.250	4/1/19	444,097
				1,701,212
	MINING - 0.2%
130,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/17	138,207

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	OIL & GAS - 3.0%
3,863	Burlington Resources *	0.000	12/31/40	$ -
125,000	Chesapeake Energy Corp.	7.250	12/15/18	118,187
385,000	Chevron Corp.	3.950	3/3/14	401,618
295,000	ConocoPhillips	4.600	1/15/15	313,400
215,000	ConocoPhillips	5.750	2/1/19	235,884
115,000	EnCana Corp.	6.500	5/15/19	129,855
145,000	Encore Acquisition Co.	6.000	7/15/15	126,875
195,000	EOG Resources, Inc.	6.875	10/1/18	226,625
210,000	Talisman Energy, Inc.	7.750	6/1/19	236,460
425,000	XTO Energy, Inc.	5.900	8/1/12	458,759
				2,247,663
	PHARMACEUTICALS - 2.0%
235,000	Abbott Laboratories	5.125	4/1/19	248,960
260,000	Express Scripts, Inc.	5.250	6/15/12	274,778
80,000	Express Scripts, Inc.	7.250	6/15/19	92,352
120,000	Merck & Co., Inc.	1.875	6/30/11	121,347
310,000	Pfizer, Inc.	4.450	3/15/12	328,524
365,000	Pfizer, Inc.	6.200	3/15/19	412,540
				1,478,501
	PIPELINES - 2.0%
60,000	Enbridge Energy Partners, LP	5.875	12/15/16	57,909
260,000	Energy Transfer Partners, LP	6.700	7/1/18	278,412
370,000	Energy Transfer Partners, LP	8.500	4/15/14	427,976
135,000	Kinder Morgan Energy Partners, LP	5.850	9/15/12	142,704
270,000	Kinder Morgan Energy Partners, LP	9.000	2/1/19	329,345
70,000	Plains All American Pipeline, LP	4.250	9/1/12	71,209
65,000	TransCanada Pipelines, Ltd. +	6.350	5/15/67	50,773
110,000	TransCanada Pipelines, Ltd.	7.125	1/15/19	130,838
				1,489,166
	REAL ESTATE - 0.2%
175,000	WEA Finance LLC/WCI Finance LLC - 144A	5.700	10/1/16	157,995

	REAL ESTATE / REITS - 0.1%
80,000	ERP Operating, LP	5.375	8/1/16	74,135

	REITS-Apartments - 0.1%
65,000	AvalonBay Communities, Inc.	5.750	9/15/16	62,226

	REITS-Regional Malls - 0.5%
365,000	Simon Property Group, LP	6.750	5/15/14	385,818

	RETAIL-Discount Store - 0.1%
90,000	Costco Wholesale Corp.	5.500	3/15/17	96,203

	RETAIL-Drug Store - 0.5%
360,000	CVS Caremark Corp.	5.750	6/1/17	371,079

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	SOFTWARE - 1.0%
330,000	Fiserv, Inc.	6.125	11/20/12	$ 345,892
185,000	Intuit, Inc.	5.750	3/15/17	178,014
225,000	Oracle Corp.	6.125	7/8/39	242,228
				766,134
	TELECOMMUNICATIONS - 4.9%
400,000	Alltel Corp.	7.000	7/1/12	443,916
215,000	SBC Communications, Inc.	5.800	2/15/19	233,406
295,000	SBC Communications, Inc.	6.250	3/15/11	314,024
320,000	SBC Communications, Inc.	6.550	2/15/39	356,509
120,000	France Telecom SA	4.375	7/8/14	125,417
160,000	Qwest Corp.	8.875	3/15/12	167,200
75,000	Sprint Capital Corp.	8.750	3/15/32	73,906
260,000	Telecom Italia Capital SA	5.250	10/1/15	265,100
205,000	Telecom Italia Capital SA	7.175	6/18/19	228,780
250,000	Telefonica Emisiones SAU	5.877	7/15/19	275,337
275,000	Telefonica Emisiones SAU	5.984	6/20/11	294,771
485,000	Verizon Communications, Inc.	6.350	4/1/19	543,931
130,000	Virgin Media Finance PLC	8.750	4/15/14	131,950
225,000	Windstream Corp.	7.000	3/15/19	210,375
				3,664,622
	TOBACCO - 1.2%
230,000	Altria Group, Inc.	9.250	8/6/19	275,519
385,000	Philip Morris International, Inc.	5.650	5/16/18	411,222
150,000	Philip Morris International, Inc.	6.875	3/17/14	170,818
				857,559
	TRANSPORTATION - 0.1%
75,000	Canadian National Railway Co.	6.200	6/1/36	83,294

	TOTAL CORPORATE NOTES & BONDS ( Cost - $31,565,075)			33,451,917

	MORTGAGE BACKED SECURITIES - 3.0%
65,000	Banc of America Commercial Mortgage, Inc. 2005-1 A4 +	4.987	11/10/42	65,371
335,000	Banc of America Commercial Mortgage, Inc. 2006-1 A4 +	5.372	9/10/45	317,673
665,000	Banc of America Commercial Mortgage, Inc. 2007-1 A4	5.451	1/15/49	587,953
545,000	Banc of America Commercial Mortgage, Inc. 2008-1 A4 +	6.166	2/10/51	470,871
130,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4 +	5.719	9/11/38	123,778
22,395	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	8.000	8/25/34	19,927
120,000	Credit Suisse Mortgage Capital Certificates Series 2008-C1 A3 +	6.217	2/15/41	94,378
335,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429	12/12/43	287,615
95,000	LB-UBS Commercial Mortgage Trust Series 2004-C7 A6 +	4.786	10/15/29	89,270
200,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C19 A5	4.661	5/15/44	192,875
	TOTAL MORTGAGE BACKED SECURITIES ( Cost - $2,136,893)			2,249,711

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount ($)	Security	Interest Rate (%)	Maturity Date	Market Value
	U.S. GOVERNMENT AND AGENCIES - 48.6%
	U.S. GOVERNMENT AGENCY - 34.9%
1,455,000	Federal National Mortgage Association	3.250	8/12/10	$ 1,497,922
1,615,455	FGLMC Pool A46224	5.000	7/1/35	1,654,074
2,486,356	FGLMC Pool G01980	5.000	12/1/35	2,545,795
102,659	FGLMC Pool G01499	7.000	1/1/33	110,775
1,082,259	FNA 1999-M2 B +	6.439	3/25/29	1,190,157
163,780	FNCL Pool 792454	4.500	11/1/19	168,208
2,529,052	FNCL Pool 703391	5.000	5/1/33	2,591,884
1,081,298	FNCL Pool 822731	5.500	5/1/35	1,121,003
207,302	FNCL Pool 880117	5.500	4/1/36	214,913
68,321	FNCL Pool 909141	6.000	1/1/38	71,738
333,127	FNCL Pool 929233	5.000	2/1/38	341,299
63,019	FNCL Pool 909153	6.000	2/1/38	66,137
1,067,958	FNCL Pool 929180	5.000	3/1/38	1,094,490
425,690	FNCL Pool 972569	5.000	3/1/38	436,266
482,525	FNCL Pool 929191	6.000	3/1/38	506,658
4,098,388	FNCL Pool 889883	6.500	3/1/38	4,384,636
734,374	FNCL Pool 962752	5.000	4/1/38	752,619
282,495	FNCL Pool 975798	5.000	4/1/38	289,513
3,254,012	FNCL Pool 975649	6.000	7/1/38	3,415,053
1,161,849	FNCL Pool 990101	5.500	8/1/38	1,205,189
344,859	FNCL Pool 909220	6.000	8/1/38	361,926
161,983	FNCL Pool 909223	6.000	8/1/38	170,000
603,074	FNCL Pool AA0893	5.000	12/1/38	618,057
326,449	FNCL Pool AA0894	5.000	12/1/38	334,560
225,000	GNMA 2009-19 B	4.360	8/16/48	218,838
560,000	GNMA 2007-52 MB +	4.560	1/16/48	581,044
				25,942,754
	U.S. TREASURY OBLIGATIONS - 13.7%
1,740,000	U.S. Treasury Bond	3.500	2/15/39	1,508,906
6,550,000	U.S. Treasury Notes	0.875	4/30/11	6,539,801
715,000	U.S. Treasury Notes	2.750	2/28/13	737,344
240,000	U.S. Treasury Notes	2.625	6/30/14	241,575
1,205,000	U.S. Treasury Notes	3.125	5/15/19	1,169,980
				10,197,606

	TOTAL U.S. GOVERNMENT ( Cost - $35,692,305)			36,140,360

Shares
	PREFERRED STOCK - 0.2%
	BANKS - 0.2%
175,000	Royal Bank of Scotland Group PLC
	TOTAL PREFERRED STOCK ( Cost - $152,250)			161,000

	TOTAL INVESTMENTS - 96.7% ( Cost - $69,546,523)			$ 72,002,988
	OTHER ASSETS LESS LIABILITIES - 3.3%			2,463,289
	NET ASSETS - 100.0%			$ 74,466,277

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
+ Variable rate security. Interest rate is as of July 31, 2009.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REIT- Real Estate Investment Trust

At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 3,073,131
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(616,666)
Net unrealized Appreciation				$ 2,456,465

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	CORPORATE BONDS - 94.62%
	AGRICULTURE - 0.40%
250,000	Alliance One International, Inc. - 144A	10.0000	7/15/2016	$ 247,500

	AIRLINES - 0.70%
290,000	American Airlines, Inc.	8.6080	4/1/2011	232,000
205,000	Delta Air Lines, Inc.	7.5700	11/18/2010	197,825
				429,825
	APPAREL - 1.76%
330,000	Levi Strauss & Co.	9.7500	1/15/2015	309,090
380,000	Perry Ellis International, Inc.	8.8750	9/15/2013	332,500
115,000	Phillips Van-Heusen	7.2500	2/15/2011	115,582
420,000	Phillips Van-Heusen	7.7500	11/15/2023	325,813
				1,082,985
	AUTO PARTS & EQUIPMENT - 1.36%
615,000	Exide Technologies	10.5000	3/15/2013	522,750
340,000	Titan International, Inc.	8.0000	1/15/2012	314,500
				837,250
	BANKS - 1.04%
175,000	First Tennessee Bank NA	4.6250	5/15/2013	141,123
430,000	First Tennessee Bank NA	5.0500	1/15/2015	328,938
245,000	Zions Bancorporation	5.5000	11/16/2015	170,765
				640,826
	BEVERAGES - 0.76%
605,000	Central Euro Distribution Co.	3.0000	3/15/2013	465,850

	BUILDING MATERIALS - 0.52%
415,000	Owens Corning	7.0000	12/1/2036	322,679

	CHEMICALS - 0.55%
185,000	Huntsman International LLC	7.8750	11/15/2014	158,175
215,000	Huntsman, Int LLC	8.3750	1/1/2015	177,375
				335,550
	COAL - 1.15%
455,000	Arch Western Finance	6.7500	7/1/2013	443,625
260,000	Foundation PA Coal Co.	7.2500	8/1/2014	261,300
				704,925
	COMMERCIAL SERVICES - 4.87%
220,000	Aramark Corp. Cl. B	5.0000	6/1/2012	206,800
275,000	Aramark Corp. Cl. B	8.5000	2/1/2015	278,437
570,000	Cardtronics, Inc.	9.2500	8/15/2013	538,650
295,000	Cornell Companies, Inc.	10.7500	7/1/2012	298,687
460,000	Global Cash Access, Inc.	8.7500	3/15/2012	441,600
480,000	Prospect Medical Holdings, Inc. - 144A	12.7500	7/15/2014	429,600
240,000	RSC Equipment Rental Inc. - 144A	10.0000	7/15/2017	253,800
190,000	Stewart Enterprises, Inc.	6.2500	2/15/2013	183,825

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	COMMERCIAL SERVICES (Continued) - 4.87%
350,000	Team Health, Inc.	11.2500	12/1/2013	$ 360,500
				2,991,899
	COMPUTERS - 3.49%
965,000	Seagate Technology HDD Holdings	6.8000	10/1/2016	911,925
450,000	Seagate Technology International - 144A	10.0000	5/1/2014	495,000
330,000	Sensus Metering Systems, Inc.	8.6250	12/15/2013	318,863
410,000	Sungard Data Systems, Inc.	9.1250	8/15/2013	419,394
				2,145,182
	COSMETICS - 0.41%
280,000	Elizabeth Arden, Inc.	7.7500	1/15/2014	252,000

	DISTRIBUTION - 1.39%
515,000	KAR Holdings, Inc.	8.7500	5/1/2014	478,950
470,000	Wesco Distribution, Inc.	7.5000	10/15/2017	378,350
				857,300
	DIVERSIFIED FINANCIAL SERVICES - 1.71%
955,000	International Lease Finance Corp.	6.3750	3/25/2013	664,943
190,000	Janus Capital Group, Inc.	6.2500+	6/15/2012	184,480
225,000	Janus Capital Group, Inc.	6.7000+	6/15/2017	201,324
				1,050,747
	ELECTRIC - 6.68%
755,000	AES Corp.	7.7500	3/1/2014	748,922
215,000	Aquila, Inc.	11.8750+	7/1/2012	242,026
420,000	Calpine Construction Finance Co. - 144A	8.0000	6/1/2016	424,200
1,145,000	Energy Future Holdings	10.8750	11/1/2017	999,012
740,464	Mirant Mid-Atlantic, LLC	10.0600	12/30/2028	733,059
620,000	NRG Energy, Inc.	7.3750	2/1/2016	600,028
355,000	PSEG Energy Holdings LLC	8.5000	6/15/2011	360,925
				4,108,172
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.46%
175,000	Anixter Intl, Inc.	10.0000	3/15/2014	182,000
505,000	Belden, Inc.	7.0000	3/15/2017	446,925
280,000	General Cable Corp.	7.1250	4/1/2017	267,400
				896,325
	ELECTRONICS - 0.67%
470,000	Sanmina-SCI Corp. - 144A	3.3794+	6/15/2014	411,250

	ENTERTAINMENT - 1.99%
180,000	OED Corp.	8.7500	4/15/2012	186,300
290,000	Penn National Gaming, Inc.	6.8750	12/1/2011	286,375
420,000	Pinnacle Entertainment, Inc.	7.5000	6/15/2015	374,850
375,000	Pinnacle Entertainment, Inc.	8.2500	3/15/2012	376,875
				1,224,400
	FOOD - 0.38%
230,000	Great Atlantic & Pacific Tea Co. -144A	11.3750	8/1/2015	232,587

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	FOREST PRODUCTS & PAPER - 2.19%
310,000	Buckeye Technologies, Inc.	8.5000	10/1/2013	$ 302,250
460,000	Domtar Corp.	5.3750	12/1/2013	408,250
225,000	Domtar Corp.	7.1250	8/15/2015	202,500
485,000	Exopack Holding, Inc.	11.2500	2/1/2014	434,075
				1,347,075

	HEALTHCARE - 7.16%
245,000	Bausch & Lomb, Inc.	9.8750	11/1/2015	245,612
305,000	Biomet, Inc.	10.0000	10/15/2017	330,218
680,000	Community Health Systems, Inc.	8.8750	7/15/2015	703,800
335,000	HCA	9.2500	11/15/2016	350,075
235,000	Health Net, Inc.	6.3750	6/1/2017	183,181
565,000	Hologic, Inc.	2.0000+	12/15/2037	433,610
270,000	Invacare Corp.	9.7500	2/15/2015	276,750
235,000	Psychiatric Solutions, Inc.	7.7500	7/15/2015	225,008
660,000	Select Medical Corp.	7.6250	2/1/2015	574,200
345,000	Skilled Healthcare Group, Inc.	11.0000	1/15/2014	357,075
450,000	Sun Healthcare Group, Inc.	9.1250	4/15/2015	456,750
270,000	Universal Hospital Services, Inc.	8.5000	6/1/2015	263,250
				4,399,529
	HOUSEHOLD PRODUCTS - 1.16%
315,000	Jarden Corp.	8.0000	5/1/2016	324,450
385,000	Prestige Brands, Inc.	9.2500	4/15/2012	390,775
				715,225
	INSURANCE - 0.58%
410,000	HUB International Holdings, Inc. -144A	9.0000	12/15/2014	356,700

	INTERNET - 1.22%
275,000	Expedia, Inc. - 144A	8.5000	7/1/2016	280,500
465,000	Terremark Worldwide, Inc. - 144A	12.0000	6/15/2017	471,975
				752,475
	LEISURE TIME - 0.81%
610,000	Travelport LLC	9.8750	9/1/2014	500,200

	LODGING - 5.84%
235,000	Ameristar Casinos, Inc. - 144A	9.2500	6/1/2014	243,225
905,000	Boyd Gaming Corp.	6.7500	4/15/2014	812,237
355,000	Gaylord Entertainment Co.	6.7500	11/15/2014	283,849
95,000	Gaylord Entertainment Co.	8.0000	11/15/2013	85,975
175,000	MGM Mirage -144A	10.3750	5/15/2014	188,563
860,000	Sheraton Holding Corp.	7.3750	11/15/2015	813,695
145,000	Starwood Hotels & Resorts Worldwide, Inc.	6.7500	5/15/2018	130,708
455,000	Wyndham Worldwide Corp.	9.8750	5/1/2014	472,040
175,000	Wynn Las Vegas LLC	6.6250	12/1/2014	163,188
425,000	Wynn Las Vegas LLC	6.6250	12/1/2014	397,375
				3,590,855
	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	MACHINERY-DIVERSIFIED - 0.71%
450,000	Chart Industries, Inc.	9.1250	10/15/2015	$ 434,250

	MACHINERY - ELECTRICAL - 0.51%
315,000	Baldor Electric Co.	8.6250	2/15/2017	315,277

	MEDIA - 2.76%
325,000	CSC Holdings, Inc. - 144A	8.6250	2/15/2019	336,375
310,000	Echostar DBS Corp.	7.0000	10/1/2013	307,846
580,000	Mediacom LLC	9.5000	1/15/2013	579,599
455,000	XM Satellite Radio, Inc. - 144A	11.2500	6/15/2013	470,925
				1,694,745
	OFFICE FURNISHINGS - 0.56%
325,000	Interface, Inc. - 144A	11.3750	11/1/2013	343,688

	OIL & GAS - 9.56%
305,000	Bill Barrett Corp.	9.8750	7/15/2016	319,487
280,000	Chesapeake Energy Corp.	6.3750	6/15/2015	262,500
360,000	Chesapeake Energy Corp.	7.2500	12/15/2018	340,379
470,000	Complete Production Services, Inc.	8.0000	12/15/2016	404,200
675,000	Comstock Resources, Inc.	6.8750	3/1/2012	664,875
285,000	EXCO Resources, Inc.	7.2500	1/15/2011	280,725
640,000	Helix Energy Solutions Group, Inc. -144A	9.5000	1/15/2016	592,000
140,000	KCS Energy, Inc.	7.1250	4/1/2012	138,250
595,000	Key Energy Services, Inc.	8.3750	12/1/2014	528,806
75,000	Linn Energy LLC - 144A	11.7500	5/15/2017	76,125
575,000	Mariner Energy, Inc.	7.5000	4/15/2013	549,125
145,000	Mariner Energy, Inc.	8.0000	5/15/2017	126,875
550,000	Petrohawk Energy Corp.	9.1250	7/15/2013	573,375
385,000	Plains Exploration & Production Co.	7.7500	6/15/2015	384,038
310,000	Plains Exploration & Production Co.	10.0000	3/1/2016	336,738
130,000	Quicksilver Resources, Inc.	8.2500	8/1/2015	125,450
160,000	Quicksilver Resources, Inc.	11.7500	1/1/2016	176,200
				5,879,148
	PHARMACEUTICALS - 1.30%
310,000	King Pharmaceuticals, Inc.	1.2500	4/1/2026	251,488
240,000	Omnicare, Inc.	3.2500	12/15/2035	179,100
390,000	Omnicare, Inc.	6.7500	12/15/2013	366,143
				796,731
	PIPELINES - 2.77%
900,000	Dynegy Roseton Danskammer Pass Through Trust Series B	7.6700	11/8/2016	828,000
210,000	El Paso Corp.	8.2500	2/15/2016	215,250
710,000	MarkWest Energy Partners LP	8.5000	7/15/2016	660,300
				1,703,550
	PRINTING SERVICES - 0.60%
515,000	Cenveo Corp.	7.8750	12/1/2013	370,800

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	REITS - HOTELS- 0.73%
485,000	Hospitality Properties Trust	3.8000	3/15/2027	$ 446,806

	RETAIL - APPAREL- 0.86%
195,000	Brown Shoe Company, Inc.	8.7500	5/1/2012	187,687
350,000	Collective Brands, Inc.	8.2500	8/1/2013	341,250
				528,937
	RETAIL - DISCOUNT- 1.07%
645,000	HSN, Inc.	11.2500	8/1/2016	656,288

	RETAIL - DRUG STORE - 0.29%
170,000	Duane Reade, Inc. -144A	11.2500	8/1/2015	175,631

	RETAIL - DEPT STORE- 0.55%
240,000	Macy's Retail Holdings	5.9000	12/1/2016	217,840
115,000	Macy's Retail Holdings	7.8750+	7/15/2015	119,234
				337,074
	RETAIL - RESTAURANT - 0.33%
195,000	Wendy's/Arby's Restaurants LLC - 144A	10.0000	7/15/2016	201,825

	RETAIL - SPORTING GOODS - 0.70%
415,000	Freedom Group, Inc. - 144A	10.2500	8/1/2015	427,450

	RETAIL - TOY STORE - 0.55%
330,000	Toys R Us Co. - 144A	10.7500	7/15/2017	339,900

	SOFTWARE - 0.43%
330,000	First Data Corp.	9.8750	9/24/2015	267,580

	STEEL - 0.32%
205,000	United States Steel Corp.	7.0000	2/1/2018	196,358

	STORAGE - 0.56%
350,000	Mobile Services Group, Inc.	9.7500	8/1/2014	342,125

	TELECOMMUNICATIONS - 7.03%
295,000	Alcatel-Lucent USA, Inc.	6.4500	3/15/2029	185,368
325,000	Alcatel-Lucent USA, Inc.	6.5000	1/15/2028	212,875
175,000	Broadview Networks Holdings, Inc.	11.3750	9/1/2012	144,375
495,000	Cricket Communications, Inc.	9.3750	11/1/2014	503,292
300,000	Crown Castle International Corp.	9.0000	1/15/2015	314,399
665,000	Millicom International Cellular SA	10.0000	12/1/2013	694,925
420,000	Motorola, Inc.	6.5000	9/1/2025	309,296
285,000	Motorola, Inc.	6.5000	11/15/2028	207,563
920,000	Nextel Communications, Inc.	6.8750	10/31/2013	844,100
465,000	Paetec Holding Corp. - 144A	8.8750	6/30/2017	444,075
150,000	SBA Telecommunications, Inc. -144A	8.2500	8/15/2019	153,000

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	TELECOMMUNICATIONS (Continued) - 7.03%
300,000	TW Telecom Holdings, Inc.	9.2500	2/15/2014	$ 311,250
				4,324,518
	TELEPHONE - 8.79%
950,000	Cincinnati Bell, Inc.	8.3750	1/15/2014	945,488
595,000	Frontier Communications Corp.	6.6250	3/15/2015	562,275
435,000	GC Impsat Holdings - 144A	9.8750	2/15/2017	411,075
520,000	GCI, Inc.	7.2500	2/15/2014	486,200
350,000	Global Crossing UK Finance PLC	10.7500	12/15/2014	301,000
285,000	Qwest Communications International, Inc.	7.5000	2/15/2014	280,013
1,400,000	Sprint Nextel Corp.	6.0000	12/1/2016	1,230,250
390,000	Syniverse Technologies, Inc.	7.7500	8/15/2013	356,850
520,000	Virgin Media Finance Plc	8.7500	4/15/2014	527,800
300,000	Windstream Corp.	8.1250	8/1/2013	304,500
				5,405,451

	TRANSPORTATION - 3.39%
305,000	Commercial Barge Line Co. - 144A	12.5000	7/15/2017	293,562
460,000	Kansas City Southern Mex	7.6250	12/1/2013	416,300
730,000	Kansas City Southern Mex	9.3750	5/1/2012	722,700
465,000	Kansas City Southern Mex - 144A	12.5000	4/1/2016	497,550
150,000	RailAmerica, Inc. - 144A	9.2500	7/1/2017	155,250
				2,085,362

	TOTAL BONDS & NOTES			58,172,805
	( Cost - $56,335,187)

	PREFERRED STOCK - 2.18%	Dividend Rate
	BANKS - 2.18%
1,595	Wells Fargo & Co.	7.5000		1,339,736

	TOTAL PREFERRED STOCK			1,339,736
	( Cost - $1,127,438)

	TOTAL INVESTMENTS - 96.80%
	( Cost - $57,462,625)			$59,512,541
	OTHER ASSETS LESS LIABILITIES - 3.20%			1,964,890
	NET ASSETS - 100.00%			$61,477,431

+ Variable Rate Security.  Interest rate shown as of July 31, 2009

** Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

	Dunham High-Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009

	At July 31, 2009, net unrealized appreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:			$ 3,433,357
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:			(1,383,442)
	Net unrealized appreciation			$ 2,049,915

	Security valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
	Form N-CSR.

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2009
Shares	Security			Market Value

	COMMON STOCK - 55.90%
	BANKS - 7.39%
1,368,730	Citigroup, Inc. ^			$ 4,338,875

	BUILDING - 2.97%
160,200	Centex Corp. *			1,747,782

	CHEMICALS - 2.41%
230,540	Huntsman Corp. ^			1,415,516

	COAL - 2.94%
48,000	Foundation Coal Holdings, Inc.			1,724,640

	COMPUTERS - 5.02%
321,500	Sun Microsystems, Inc. * ^			2,948,155

	ELECTRIC - 2.39%
51,600	NRG Energy, Inc. * ^			1,404,036

	ELECTRONICS - 3.47%
11,601	Axsys Technologies, Inc. *			622,626
27,900	Varian, Inc. *			1,416,204
				2,038,830
	HOLDING COMPANIES- DIVERSIFIED- 7.87%
148,000	GHL Acquisition Corp. *			1,453,360
183,800	Liberty Acquisition Holdings Corp. *			1,692,798
150,000	Sapphire Industrial Corp. *			1,476,000
				4,622,158
	INTERNET - 2.00%
82,050	Yahoo!, Inc. * ^			1,174,956

	MEDIA - 2.23%
46,900	Liberty Media Corp. *			1,311,793

	OIL & GAS - 2.44%
34,600	Petro-Canada			1,431,402

	OIL & GAS SERVICES - 0.39%
6,300	NATCO Group, Inc. *			227,178

	PHARMACEUTICALS - 9.13%
13,200	Allergan, Inc.^			705,276
2,620	Pfizer, Inc.			41,737
82,200	Schering Plough Corp.			2,179,122
52,300	Wyeth			2,434,565
				5,360,700
	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Shares	Security			Market Value
	SOFTWARE - 5.25%
62,000	Metavante Technologies *			$ 1,909,600
50,000	Microsoft Corp. ^			1,176,000
				3,085,600

	TOTAL COMMON STOCK			32,831,621
	( Cost - $30,151,400)

	EXCHANGE TRADED FUNDS - 19.04%
	GROWTH - LARGE CAP ETFs - 19.04%
66,956	PowerShares S&P 500 BuyWrite Portfolio			1,303,633
100,000	SPDR Trust Series 1 ^			9,881,000
	TOTAL EXCHANGE TRADED FUNDS			11,184,633
	( Cost - $10,531,449)

	PREFERRED STOCK - 2.17%
	BANKS - 2.2%
57,400	KeyCorp Capital X, 8.00%			1,274,251
	TOTAL PREFERRED STOCK			1,274,251
	(Cost - $1,161,543)

	CORPORATE BONDS - 7.90%
	DIVERSIFIED FINANCIAL SERVICES - 6.19%
		Interest Rate (%)	Maturity Date
1,833,000	HSBC Finance Corp.	5.6375+	10/21/2009	1,826,062
1,800,000	Textron Financial Corp.	6.00	11/20/2009	1,810,874
				3,636,936
	ELECTRIC - 1.71%
1,000,000	Westar Energy	7.125	8/1/2009	1,000,000

	TOTAL CORPORATE BONDS			4,636,936
	( Cost - $4,580,293)

Contracts***	SCHEDULE OF PURCHASED OPTIONS - 4.90%

11,887	Citigroup, Inc.			2,199,095
	Expiration August 2009, Exercise Price $5
1,800	Citigroup, Inc.			349,200
	Expiration September 2009, Exercise Price $5
107	DISH Network Corp.			16,585
	Expiration September 2009, Exercise Price $17.50
106	Health Care Select Sector SPDR Fund			5,300
	Expiration September 2009, Exercise Price $27
54	Materials Select Sector SPDR Fund			9,936
	Expiration September 2009, Exercise Price $30

	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Contracts***				Market Value
	SCHEDULE OF PURCHASED OPTIONS (Continued) - 4.90%
542	Pfizer, Inc.			$ 230,350
	Expiration September 2009, Exercise Price $20
165	Technology Select Sector SPDR Fund			7,425
	Expiration September 2009, Exercise Price $19
121	Time Warner, Inc.			38,720
	Expiration October 2009, Exercise Price $29
98	Viacom, Inc.			24,990
	Expiration September 2009, Exercise Price $25
	TOTAL PURCHASED OPTIONS			2,881,601
	( Cost - $3,627,355)

	TOTAL INVESTMENTS - 89.91%			$52,809,042
	( Cost - $50,052,040)
	OTHER ASSETS LESS LIABILITIES - 10.09%			5,924,919
	NET ASSETS - 100.00%			$58,733,961

Contracts***	SCHEDULE OF WRITTEN OPTIONS
132	Allergan, Inc.			176,880
	Expiration August 2009, Exercise Price $40
11,887	Citigroup, Inc.			23,774
	Expiration August 2009, Exercise Price $5
1,800	Citigroup, Inc.			7,200
	Expiration September 2009, Exercise Price $5
48	Data Domain			4,800
	Expiration September 2009, Exercise Price $32.50
1,936	Huntsman Corp.			251,680
	Expiration August 2009, Exercise Price $5
500	Microsoft Corp.			96,500
	Expiration September 2009, Exercise Price $22
516	NRG Energy, Inc. *			374,100
	Expiration August 2009, Exercise Price $20
400	SPDR Trust Series 1			225,600
	Expiration August 2009, Exercise Price $94
600	SPDR Trust Series 1			276,000
	Expiration August 2009, Exercise Price $95
94	Sun Microsystems, Inc. *			282
	Expiration January 2009, Exercise Price $10
820	Yahoo!, Inc. *			60,680
	Expiration August 2009, Exercise Price $14
	TOTAL WRITTEN OPTIONS - 4.9%			$ 1,497,496
	(Proceeds - $1,063,380)

Shares	SECURITIES SOLD SHORT			Market Value
52,032	Alpha Natural Resources, Inc. *			1,733,186
7,409	Cameron International Corp. *			231,383
28,900	DIRECTV Group, Inc. *			748,510
	Dunham Monthly Distribution Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2009
Shares				Market Value
	SECURITIES SOLD SHORT (Continued)
83,700	Fidelity National Information Services, Inc.			$ 1,960,254
211,800	Keycorp			1,224,204
47,350	Merck & Co., Inc.			1,420,974
156,228	Pulte Homes, Inc.			1,776,312
44,228	Suncor Energy, Inc.			1,436,525
	TOTAL SECURITIES SOLD SHORT			$ 10,531,348
	(Proceeds - $9,702,152)

*  Non-Income producing security.
***Each Option Contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^ Subject to a Call Option Written

+Variable rate security.  Interest rate is as of 7/31/09.

At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 3,690,980
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(2,197,290)
Net unrealized appreciation				$ 1,493,690

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security			Market Value

	COMMON STOCK - 48.69%
	AEROSPACE / DEFENSE - 1.13%
1,900	L-3 Communications Holdings, Inc.			$ 143,450
3,045	United Technologies Corp.			165,861
				309,311
	APPAREL - 0.94%
4,520	Nike, Inc.			256,013

	BANKS - 3.92%
251,076	Citigroup, Inc.			795,912
1,700	Goldman Sachs Group, Inc.			277,610
				1,073,522
	BEVERAGES - 2.08%
4,840	Coca-Cola Co.			241,226
5,800	PepsiCo, Inc.			329,150
				570,376
	BIOTECHNOLOGY - 0.59%
2,600	Amgen, Inc. *			162,006

	COMMERCIAL SERVICES - 1.88%
8,775	Accenture Ltd.			307,739
3,000	Apollo Group, Inc. *			207,120
				514,859
	COMPUTERS - 1.21%
7,690	Infosys Technologies Ltd. - ADR			330,901

	DIVERSIFIED FINANCIAL SERVICES - 0.70%
1,000	BlackRock, Inc.			190,540

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.15%
8,625	Emerson Electric Co.			313,776

	ENGINEERING & CONSTRUCTION - 0.78%
11,700	ABB Ltd. - ADR *			213,876

	HEALTHCARE PRODUCTS - 2.29%
1,310	Alcon, Inc.			167,156
5,450	Johnson & Johnson			331,851
3,300	Stryker Corp.			128,304
				627,311
	INTERNET - 3.00%
5,432	Amazon.com, Inc. *			465,848
16,700	Ebay Inc. *			354,875
				820,723
	INVESTMENT SERVICES - 1.42%
8,300	T Rowe Price Group, Inc.			387,693

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security			Market Value
	MISCELLANEOUS MANUFACTURING - 0.95%
7,495	Honeywell International, Inc.			$ 260,077

	OIL & GAS - 15.74%
6,600	Apache Corp.			554,070
14,465	Cameron International Corp. *			451,742
2,020	Devon Energy Corp.			117,342
11,765	Ensco International, Inc.			445,776
11,715	Halliburton Co.			258,784
15,300	Noble Corp.			518,058
8,400	Noble Energy, Inc.			513,408
12,205	Pride International, Inc. *			305,979
9,500	Schlumberger Ltd.			508,250
5,400	Smith International Inc.			135,702
3,800	Suncor Energy, Inc.			123,424
4,700	Transocean Ltd. *			374,543
				4,307,078

	PHARMACEUTICALS - 0.75%
3,500	Novo Nordisk - ADR			204,365

	SOFTWARE - 5.31%
9,525	Intuit, Inc. *			282,893
21,950	Microsoft Corp.			516,264
29,550	Oracle Corp.			653,942
				1,453,099
	TELECOMMUNICATIONS - 2.86%
5,365	America Movil - ADR			230,749
25,125	Cisco Systems, Inc. *			553,001
				783,750
	TOYS / GAMES / HOBBIES - 1.99%
16,485	Nintendo Co. Ltd - ADR			545,983

	TOTAL COMMON STOCK			13,325,259
	( Cost - $14,502,088)

Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	CONVERTIBLE BONDS - 37.53%
	AEROSPACE/DEFENSE - 0.48%
130,000	L-3 Communications Holdings, Inc.	3.0000	8/1/2035	130,975

	BIOTECHNOLOGY - 2.78%
290,000	Amgen, Inc.	0.3750	2/1/2013	292,900
345,000	Gilead Sciences, Inc.	0.6250	5/1/2013	468,787
				761,687
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	COMPUTERS - 5.46%
780,000	EMC Corp.	1.7500	12/1/2013	$ 897,452
610,000	NetApp, Inc. - 144A	1.7500	6/1/2013	595,513
				1,492,965
	DIVERSIFIED FINANCIAL SERVICES - 0.98%
300,000	Affiliated Managers Group, Inc. - 144A	3.9500	8/15/2038	268,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.02%
345,000	Suntech Power Holdings Co. Ltd.	3.0000	3/15/2013	278,156

	ENTERTAINMENT - 0.56%
125,000	International Game Technology - 144A	3.2500	5/1/2014	154,687

	HEALTHCARE SERVICES / PRODUCTS - 1.98%
620,000	Kinetic Concepts, Inc. - 144A	3.2500	4/15/2015	543,275

	HOLDING COMPANIES - DIVERSIFIED - 0.95%
210,000	Leucadia National Corp.	3.7500	4/15/2014	259,612

	INTERNET - 3.40%
801,000	Symantec Corp.	1.0000	6/15/2013	809,010
160,000	VeriSign, Inc.	3.2500	8/15/2037	122,400
				931,410
	IRON / STEEL - 0.41%
110,000	Allegheny Technologies, Inc.	4.2500	6/1/2014	113,159

	MACHINERY - CONSTRUCTION & MINING - 0.53%
125,000	Terex Corp.	4.0000	6/1/2015	145,312

	MACHINERY - 0.98%
277,000	AGCO Corp.	1.2500	12/15/2036	267,998

	MINING - 2.86%
230,000	Newmont Mining Corp.	1.2500	7/15/2014	260,475
400,000	Newmont Mining Corp.	1.6250	7/15/2017	441,500
70,000	Newmont Mining Corp.	3.0000	2/15/2012	79,560
				781,535
	MISCELLANEOUS MANUFACTURING - 1.50%
450,000	Danaher Corp.	0.0000	1/22/2021	409,324

	OIL & GAS - 3.95%
130,000	Cameron International Corp.	2.5000	6/15/2026	153,681
365,000	Chesapeake Energy Corp.	2.5000	5/15/2037	280,594
50,000	Chesapeake Energy Corp.	2.5000	5/15/2037	38,438
150,000	Chesapeake Energy Corp.	2.7500	11/15/2035	133,130
256,000	Sesi, LLC.	1.5000	12/15/2026	213,120
285,000	Transocean, Inc.	1.5000	12/15/2037	261,844
				1,080,807

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value
	PHARMACEUTICALS - 3.76%
100,000	Mylan, Inc.	1.2500	3/15/2012	$ 89,937
490,000	Teva Pharmaceutical Finance Co. BV	1.7500	2/1/2026	591,675
295,000	Teva Pharmaceutical Finance LLC	0.2500	2/1/2026	346,994
				1,028,606
	RETAIL - 1.33%
360,000	Best Buy Co., Inc.	2.2500	1/15/2022	364,950

	SEMICONDUCTORS - 2.01%
110,000	Intel Corp.	2.9500	12/15/2035	96,434
175,000	Intel Corp. - 144A	3.2500	8/1/2039	177,142
292,000	ON Semiconductor Corp.	2.6250	12/15/2026	277,400
				550,976

	TELECOMMUNICATIONS - 2.59%
130,000	CommScope Inc.	3.2500	7/1/2015	150,637
610,000	Nuance Communications, Inc.	2.7500	8/15/2027	557,388
				708,025

	TOTAL CONVERTIBLE BONDS			10,271,959
	( Cost - $9,735,782)

Shares	Security	Dividend Rate (%)
	PREFERRED STOCK - 13.23%
	AGRICULTURE - 4.26%
18,000	Archer-Daniels-Midland Co.	6.2500		710,100
700	Bunge Ltd.	5.1250		455,000
				1,165,100
	BANKS - 1.66%
540	Bank of America Corp.	7.2500		453,600

	DIVERSIFIED FINANCIAL SERVICES - 1.97%
5,500	AMG Capital Trust II	5.1500		147,469
9,500	Vale Capital Ltd.	5.5000		392,730
				540,199
	INSURANCE - 0.12%
4,000	American International Group, Inc.	8.5000		32,000

	MINING - 2.21%
6,575	Freeport-McMoRan Copper & Gold, Inc.	6.7500		604,571

	PHARMACEUTICALS - 3.01%
470	Mylan, Inc.	6.5000		410,343
1,775	Schering-Plough Corp.	6.0000		414,001
				824,344
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009

	TOTAL PREFERRED STOCK			$ 3,619,814
	( Cost - $3,328,468)

	TOTAL INVESTMENTS - 99.45%
	( Cost - $27,566,339)			27,217,032
	OTHER ASSETS LESS LIABILITIES - 0.55%			152,549
	NET ASSETS - 100.00%			$ 27,369,581

*  Non-Income producing security.
ADR - American Depository Receipt
** Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

	At July 31, 2009, net unrealized depreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:			$ 2,415,935
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:			(2,765,242)
	Net unrealized depreciation			$ (349,307)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports previously filed with the Securities and Exchange Commission form N-CSR

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 2.1%
14,016	United Technologies Corp.	$ 763,452

	AGRICULTURE - 4.4%
58,595	Altria Group, Inc.	1,027,170
12,795	Philip Morris International, Inc.	596,247
		1,623,417
	APPAREL - 2.0%
12,900	NIKE, Inc.	730,656

	BANKS - 12.7%
78,628	Bank of America Corp.	1,162,908
44,700	Bank of New York Mellon Corp.	1,222,098
30,302	JPMorgan Chase & Co.	1,171,172
26,014	SunTrust Banks, Inc.	507,273
27,907	US Bancorp	569,582
		4,633,033
	COMPUTERS - 1.8%
47,800	Dell, Inc. *	639,564

	COSMETICS/PERSONAL CARE - 3.3%
21,700	Procter & Gamble Co.	1,204,567

	ELECTRIC - 4.7%
10,236	FPL Group, Inc.	580,074
35,300	Public Service Enterprise Group, Inc.	1,145,485
		1,725,559
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
20,152	Emerson Electric Co.	733,130

	HEALTHCARE-PRODUCTS - 2.0%
12,800	Baxter International, Inc.	721,536

	HEALTHCARE-SERVICES - 7.4%
14,000	Covance, Inc. *	772,100
23,500	Humana, Inc. *	771,975
8,902	Laboratory Corp. of America Holdings *	598,125
10,500	Quest Diagnostics, Inc.	573,510
		2,715,710
	HOUSEHOLD PRODUCTS/WARES - 1.5%
13,967	Fortune Brands, Inc.	552,674

	INSURANCE - 1.8%
24,432	Allstate Corp.	657,465

	MINING - 4.5%
32,040	Alcoa, Inc.	376,791
21,000	Freeport-McMoRan Copper & Gold, Inc.	1,266,300
		1,643,091
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	MISCELLANEOUS MANUFACTURING - 8.3%
22,100	Dover Corp.	$ 751,621
88,427	General Electric Co.	1,184,922
20,872	Honeywell International, Inc.	724,258
12,580	Ingersoll-Rand Plc	363,310
		3,024,111
	OIL & GAS - 20.5%
19,832	Apache Corp.	1,664,897
23,400	Chevron Corp.	1,625,598
28,696	ConocoPhillips	1,254,302
45,774	Marathon Oil Corp.	1,476,212
18,600	Transocean Ltd. *	1,482,234
		7,503,243
	PHARMACEUTICALS - 3.7%
34,800	AmerisourceBergen Corp.	686,256
19,400	Watson Pharmaceuticals, Inc. *	673,762
		1,360,018
	RETAIL - 3.5%
3,536	AutoZone Inc. *	543,024
19,500	Best Buy Co. Inc.	728,715
		1,271,739
	SEMICONDUCTORS - 3.4%
65,228	Intel Corp.	1,255,639

	SOFTWARE - 2.1%
32,200	Microsoft Corp.	757,344

	TELECOMMUNICATIONS - 2.7%
37,245	AT&T, Inc.	976,936

	TRANSPORTATION - 3.0%
14,000	Burlington Northern Santa Fe Corp.	1,100,260

	TOTAL COMMON STOCK ( Cost - $33,897,525)	35,593,144

	TOTAL INVESTMENTS - 97.4% ( Cost - $33,897,525)	$ 35,593,144
	OTHER ASSETS LESS LIABILITIES - 2.6%	955,623
	NET ASSETS - 100.0%	$ 36,548,767

* Non-Income producing security.

At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 4,336,506
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(2,640,887)
Net unrealized appreciation		$ 1,695,619

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 98.37%
	REITS - Apartments 9.15%
16,500	Apartment Investment & Management Co.	$ 154,770
11,700	Associated Estates Realty Corp.	69,498
2,140	Avalonbay Communities, Inc.	124,548
9,700	Equity Residential	232,800
1,600	Home Properties, Inc.	57,120
2,700	Mid-America Apartment Communities, Inc.	107,109
		745,845
	REITS - Diversified - 12.62%
5,800	Digital Realty Trust, Inc.	235,190
19,400	Duke Realty Corp.	184,106
9,700	Liberty Property Trust	269,369
6,666	Vornado Realty Trust	340,099
		1,028,764
	REITS - Health Care - 17.17%
18,900	HCP, Inc.	486,864
8,300	Health Care REIT, Inc.	332,498
3,400	National Health Investors, Inc.	105,876
2,000	Nationwide Health Properties, Inc.	58,040
11,800	Ventas, Inc.	416,540
		1,399,818
	REITS - Hotels - 8.52%
27,900	Ashford Hospitality Trust, Inc.	83,421
22,100	DiamondRock Hospitality Co.	149,396
12,300	Hospitality Properties Trust	194,217
18,068	Host Hotels & Resorts, Inc.	164,057
18,600	Sunstone Hotel Investors, Inc.	103,416
		694,507
	REITS - Manufactured Homes - 1.53%
3,000	Equity Lifestyle Properties, Inc.	125,010

	REITS - Office Property - 15.88%
4,294	Boston Properties, Inc.	227,153
16,500	Brandywine Realty Trust	134,970
6,500	Corporate Office Properties Trust SBI MD	220,415
6,600	Highwoods Properties, Inc.	169,026
32,300	HRPT Properties Trust	155,686
6,500	Mack-Cali Realty Corp.	181,415
8,000	SL Green Realty Corp.	206,240
		1,294,905
	REITS - Regional Malls - 12.37%
23,300	CBL & Associates Properties, Inc.	138,402
10,200	Macerich Co.	200,634
15,200	Pennsylvania Real Estate Investment Trust	80,408
10,569	Simon Property Group, Inc.	588,905
		1,008,349
	REITS - Shoppings Centers - 5.83%
7,300	Equity One, Inc.	109,865
1,100	Federal Realty Investment Trust	62,755
Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	REITS - Shoppings Centers (Continued) - 5.83%
7,781	Kimco Realty Corp.	$ 76,565
1,300	Ramco-Gershenson Properties Trust	11,817
500	Regency Centers Corp.	16,040
600	Tanger Factory Outlet Centers	21,324
11,500	Weingarten Realty Investors	177,445
		475,811
	REITS - Single Tenant - 2.19%
16,100	DCT Industrial Trust, Inc.	73,416
4,700	Getty Realty Corp.	105,233
		178,649
	REITS - Storage - 6.25%
5,782	Public Storage	419,600
18,500	U-Store-It Trust	89,725
		509,325
	REITS - Warehouse - 6.86%
7,500	AMB Property Corp.	148,575
10,600	First Potomac Realty Trust	99,322
22,600	ProLogis	198,654
4,800	Realty Income Corp.	113,184
		559,735

	TOTAL COMMON STOCK	8,020,718
	( Cost - $8,067,199)

	TOTAL INVESTMENTS - 98.37%
	( Cost - $8,067,199)	8,020,718
	OTHER ASSETS LESS LIABILITIES- 1.63%	132,883
	NET ASSETS - 100.00%	$ 8,153,601

* Non-Income producing security.
At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 768,087
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(814,568)
Net unrealized depreciation		$ (46,481)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 0.9%
38,769	BAE Systems PLC	$ 199,017
17,658	Rolls-Royce Group PLC *	122,317
		321,334
	AGRICULTURE - 0.8%
1,159	British American Tobacco PLC	35,997
36,000	Chaoda Modern Agriculture Holdings Ltd.	24,326
144,240	Golden Agri-Resources Ltd.	42,551
3,800	Swedish Match AB	72,358
24,000	Wilmar International Ltd.	99,660
		274,892
	AIRLINES - 0.3%
41,098	British Airways PLC *	97,885

	AUTO MANUFACTURERS - 2.1%
4,195	Bayerische Motoren Werke AG	120,924
72,000	Dongfeng Motor Group Co. Ltd.	76,424
2,000	Fuji Heavy Industries Ltd.	8,029
98,000	Isuzu Motors Ltd.	173,388
16,300	Nissan Motor Co. Ltd.	118,390
5,517	Renault SA *	234,801
		731,956
	AUTO PARTS & EQUIPMENT - 4.3%
7,900	Aisin Seiki Co. Ltd.	202,638
7,900	Denso Corp.	232,034
7,500	Exedy Corp.	176,427
57,541	GKN PLC	98,653
19,000	NHK Spring Co. Ltd.	136,882
9,300	Stanley Electric Co. Ltd.	191,808
3,600	Tokai Rika Co. Ltd.	71,598
2,700	Toyoda Gosei Co. Ltd.	83,151
10,889	Valeo SA *	288,977
		1,482,168
	BANKS - 10.7%
10,695	ABSA Group Ltd.	160,739
53,434	Akbank TAS	301,809
45,725	Allied Irish Banks PLC	113,317
17,904	Anglo Irish Bank Corp. Ltd. *	-
1,666	BNP Paribas	121,154
6,000	Chiba Bank Ltd.	38,730
20,833	Commerzbank AG *	164,185
4,446	Deutsche Bank AG	289,734
116,082	FirstRand Ltd.	225,183
35,081	Governor & Co. of the Bank of Ireland *	100,315
2,020	Nedbank Group Ltd.	27,652
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	BANKS - 10.7% (Continued)
68,552	Nordea Bank AB	$ 662,343
3,800	Resona Holdings, Inc.	55,897
2,200	Royal Bank of Canada	104,290
19,027	Standard Bank Group Ltd.	227,075
55,000	Sumitomo Trust & Banking Co. Ltd.	300,105
21,185	Swedbank AB *	163,033
2,100	Toronto-Dominion Bank	122,889
39,079	Turkiye Garanti Bankasi AS *	138,833
27,599	Turkiye Halk Bankasi AS	148,683
12,938	Turkiye Is Bankasi	44,879
53,812	Turkiye Vakiflar Bankasi Tao *	113,509
1,000	United Overseas Bank Ltd.	12,273
		3,636,627
	BEVERAGES - 0.6%
2,900	Cia de Bebidas das Americas	203,885

	BUILDING MATERIALS - 0.0%
2,000	China National Building Material Co. Ltd.	4,341

	CHEMICALS - 0.3%
21,000	Kingboard Chemical Holdings Ltd.	66,493
19,570	Nan Ya Plastics Corp.	25,179
16,000	TSRC Corp.	18,842
		110,514
	COAL - 0.5%
104,000	Yanzhou Coal Mining Co. Ltd.	160,866

	COMMERCIAL SERVICES - 0.0%
20,510	Northgate Plc	4,376

	COMPUTERS - 1.7%
32,000	Asustek Computer, Inc.	50,638
7,051	Computershare Ltd.	57,654
57,000	Fujitsu Ltd.	373,145
8,000	HTC Corp.	109,113
		590,550
	DISTRIBUTION/WHOLESALE - 1.6%
11,000	Jardine Cycle & Carriage Ltd.	180,122
77,900	Sojitz Corp.	162,054
13,200	Toyota Tsusho Corp.	201,979
		544,155
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
35,609	Babcock & Brown Ltd. *	$ -
26,500	BM&FBOVESPA SA	170,972
252,000	China Development Financial Holding Corp.	61,674
18,200	Hong Kong Exchanges and Clearing Ltd.	341,740
3,704	Investec Ltd.	26,238
9,400	Redecard SA	139,881
8,950	RMB Holdings Ltd.	28,881
5,000	Singapore Exchange Ltd.	30,233
		799,619
	ELECTRIC - 2.0%
12,700	Centrais Eletricas Brasileiras SA	194,024
3,100	Cia Energetica de Sao Paulo	31,944
4,500	CLP Holdings Ltd.	30,584
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	101,076
2,091	Enersis SA ADR	40,126
20,000	Hongkong Electric Holdings Ltd.	110,282
18,756	National Grid PLC	175,134
		683,170
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
7,800	Brother Industries Ltd.	70,063
3,600	Casio Computer Co. Ltd.	29,362
24,000	Hitachi Ltd.	80,502
		179,927
	ELECTRONICS - 3.9%
17,100	Alps Electric Co. Ltd.	95,169
15,000	AU Optronics Corp. *	16,646
370,000	Chunghwa Picture Tubes	58,013
92,000	Coretronic Corp.	109,150
710,000	HannStar Display Corp. *	172,205
26,230	Laird PLC	76,485
3,490	LG Display Co. Ltd.	100,571
12,800	Mitsumi Electric Co. Ltd.	313,761
84,000	NEC Corp. *	293,547
65,000	WPG Holdings Co. Ltd.	79,842
		1,315,389
	ENGINEERING & CONSTRUCTION - 0.2%
4,672	Aveng Ltd.	22,112
2,522	Skanska AB	35,346
		57,458
	ENTERTAINMENT - 0.2%
28,806	Ladbrokes PLC	84,431

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	FOOD - 2.3%
747	BIM Birlesik Magazalar AS	$ 29,353
2,503	Delhaize Group	179,431
700	Empire Co. Ltd. Class A	26,987
1,523	J Sainsbury PLC	8,087
15,022	Koninklijke Ahold NV	170,906
900	Loblaw Cos Ltd.	28,548
1,826	Metro AG	105,883
2,700	Metro, Inc.	84,669
21,767	Parmalat SpA	54,506
5,790	Shoprite Holdings Ltd.	42,184
2,282	Tiger Brands Ltd.	45,667
		776,221
	FOOD SERVICE - 0.6%
37,652	Compass Group PLC	203,115

	FOREST PRODUCTS & PAPER - 0.3%
15,145	Mondi PLC	67,191
3,259	Svenska Cellulosa AB	41,846
		109,037
	HEALTHCARE-SERVICES - 0.3%
5,700	MDS, Inc. *	36,087
49,948	Netcare Ltd. *	67,854
		103,941
	HOLDING COMPANIES-DIVERSIFIED - 2.3%
1,010	GS Holdings Corp.	27,029
42,000	Guangdong Investment Ltd.	23,476
20,395	Haci Omer Sabanci Holding AS	76,794
11,629	Imperial Holdings Ltd.	101,010
9,100	Investimentos Itau SA	46,667
30,000	Keppel Corp. Ltd.	174,689
52,708	KOC Holding AS *	125,184
87,000	Noble Group Ltd.	126,255
3,385	Remgro Ltd.	34,686
3,500	Swire Pacific Ltd.	39,265
		775,055
	HOME BUILDERS - 0.4%
232,205	Taylor Wimpey PLC *	151,162

	HOME FURNISHINGS - 1.6%
22,672	Arcelik *	48,709
26,101	Electrolux AB *	489,211
		537,920
	HOUSEHOLD PRODUCTS/WARES - 0.4%
19,899	Husqvarna AB *	125,362

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	INSURANCE - 6.6%
28,458	Aegon NV	$ 208,472
1,717	Allianz SE	170,250
20,719	Aviva PLC	121,133
13,450	AXA SA	284,338
411	CNP Assurances	37,542
2,620	Dongbu Insurance Co. Ltd.	66,734
762	Hannover Rueckversicherung AG *	31,044
2,200	Industrial Alliance Insurance and Financial Services, Inc.	60,486
15,700	Manulife Financial Corp.	382,022
1,721	Muenchener Rueckversicherungs AG	261,374
72,000	PICC Property & Casualty Co. Ltd. *	55,935
22,549	Prudential PLC	168,879
419	Sampo Oyj	8,742
34,544	Sanlam Ltd.	87,313
3,300	Sun Life Financial, Inc.	111,805
3,268	Swiss Reinsurance	124,942
265	Zurich Financial Services AG	52,091
		2,233,102
	INTERNET - 1.2%
14,000	Alibaba.com Ltd. *	32,066
27,800	Tencent Holdings Ltd.	374,707
		406,773
	INVESTMENT COMPANIES - 0.0%
1,399	KBC Ancora *	15,923

	IRON/STEEL - 0.6%
338	ArcelorMittal South Africa Ltd.	4,311
2,618	Kumba Iron Ore Ltd.	69,208
4,600	Mechel ADR	49,128
2,647	Severstal GDR	18,106
2,200	Yamato Kogyo Co. Ltd.	68,431
		209,184
	LEISURE TIME - 0.1%
12,301	TUI Travel PLC	46,724

	LODGING - 0.3%
5,818	Intercontinental Hotels Group PLC	66,010
3,510	Kangwon Land, Inc.	46,527
		112,537
	MEDIA - 0.6%
5,461	ITV PLC	3,691
2,964	Modern Times Group AB	110,613
5,073	ProSiebenSat.1 Media AG	31,863
1,449	Thomson Reuters PLC	46,391
3,420	United Business Media Ltd.	24,251
		216,809
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	METAL FABRICATE/HARDWARE - 0.1%
16,000	Jiangxi Copper Co. Ltd.	$ 36,754

	MINING - 3.9%
45	Anglo American PLC	1,450
4,877	Antofagasta PLC	61,628
9,430	BHP Billiton PLC	247,009
21,678	Boliden AB	233,369
241	Eurasian Natural Resources Corp.	3,482
11,391	Kazakhmys PLC	162,993
8,812	KGHM Polska Miedz SA	262,219
140	Korea Zinc Co. Ltd.	15,975
3,000	Mitsubishi Materials Corp.	8,109
20,840	MMC Norilsk Nickel ADR *	209,025
2,230	Southern Copper Corp.	57,445
5,000	Sumitomo Metal Mining Co. Ltd.	75,265
		1,337,969
	MISCELLANEOUS MANUFACTURING - 0.8%
9,846	IMI Plc	55,990
19,500	Konica Minolta Holdings, Inc.	211,646
		267,636
	OFFICE/BUSINESS EQUIPMENT - 0.6%
2,993	Canon Inc. ADR	110,801
5,300	Seiko Epson Corp.	81,137
		191,938
	OIL & GAS - 10.2%
2,700	Addax Petroleum Corp. * **	-
5,087	BG Group PLC	84,950
100,052	BP PLC	830,859
83,000	CNOOC Ltd.	110,433
60,000	Cnpc Hong Kong Ltd.	60,662
51,055	Dragon Oil Plc *	287,170
2,616	ENI SpA	61,220
3,162	Gazprom OAO ADR	65,295
38	Lukoil OAO ADR	1,921
47,500	Nippon Mining Holdings Inc.	225,552
98,000	PetroChina Co. Ltd.	115,458
19,193	Royal Dutch Shell PLC Class A	504,480
4,552	Royal Dutch Shell PLC Class A	119,406
27,854	Royal Dutch Shell PLC Class B	722,799
1,585	Total SA	88,038
14,255	Tupras Turkiye Petrol Rafine	184,760
		3,463,003
	OIL & GAS SERVICES - 0.1%
562	Technip SA	34,075

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	PHARMACEUTICALS - 11.2%
4,900	Astellas Pharma, Inc.	$ 186,316
22,315	AstraZeneca PLC	1,040,226
7,100	Biovail Corp.	94,443
25,853	GlaxoSmithKline PLC ADR	989,911
165	Novo Nordisk A/S	9,670
300	Ono Pharmaceutical Co. Ltd.	13,300
3,693	Orion Oyj	64,869
18,515	Sanofi-Aventis SA	1,213,223
2,100	Santen Pharmaceutical Co. Ltd.	65,213
2,900	Takeda Pharmaceutical Co. Ltd.	116,943
800	Tsumura & Co.	25,839
		3,819,953
	REAL ESTATE - 1.2%
4,000	Cheung Kong Holdings Ltd.	51,554
58,000	Chinese Estates Holdings Ltd.	101,584
21,000	Hang Lung Properties Ltd.	76,721
30,000	Hysan Development Co. Ltd.	81,934
11,000	Keppel Land Ltd.	20,310
19,000	New World Development Ltd.	45,226
39,000	Shui On Land Ltd.	27,556
		404,885
	RETAIL - 6.7%
3,300	Alimentation Couche Tard Inc. Class B	52,278
4,387	Autogrill SpA *	42,641
37,000	China Dongxiang Group Co.	28,072
1,243	Compagnie Financiere Richemont SA	30,575
75,900	CP ALL PCL	37,224
39,979	Enterprise Inns Plc	95,262
3,100	FamilyMart Co. Ltd.	100,854
13,226	Hennes & Mauritz AB	787,310
70,387	Home Retail Group PLC	369,158
16,403	Kingfisher PLC	58,318
8,951	Massmart Holdings Ltd.	86,716
6,711	Next PLC	191,596
26,915	Pick n Pay Stores Ltd.	123,857
51,316	Punch Taverns PLC *	90,001
7,672	Truworths International Ltd.	39,253
3,276	Whitbread PLC	47,478
46,493	Woolworths Holdings Ltd.	92,980
		2,273,573
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	SEMICONDUCTORS - 3.5%
6,200	ASM Pacific Technology Ltd.	$ 42,009
346,000	Macronix International	180,968
45,000	Novatek Microelectronics Corp. Ltd.	125,832
747	Samsung Electronics Co. Ltd.	439,758
99	Samsung Electronics Co. Ltd.	37,389
1,600	Shinko Electric Industries Co. Ltd.	25,130
25,123	Taiwan Semiconductor Manufacturing Co. Ltd.	44,738
654,000	United Microelectronics Corp.	289,467
		1,185,291
	SHIPBUILDING - 0.2%
29,000	SembCorp Marine Ltd.	62,826

	TELECOMMUNICATIONS - 9.2%
3,497	Belgacom SA	125,466
26,744	Bezeq Israeli Telecommunication Corp. Ltd.	53,109
15,900	Brasil Telecom SA	114,341
4,710	Partner Communications Co. Ltd.	89,533
5,626	Portugal Telecom SGPS SA	57,607
9,348	Tele2 AB	125,651
81,938	Telecom Corp. of New Zealand Ltd.	151,103
105,812	Telefonaktiebolaget LM Ericsson	1,040,545
49,599	Telefonica SA	1,235,885
4,548	Telkom SA Ltd.	22,487
34,479	Turk Telekomunikasyon AS	105,392
		3,121,119
	TRANSPORTATION - 0.7%
1,029	Korea Line Corp.	52,493
16,500	Orient Overseas International Ltd.	92,161
72,000	Pacific Basin Shipping Ltd.	54,064
17,000	U-Ming Marine Transport Corp.	32,160
		230,878
	WATER - 0.1%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	33,652

	TOTAL COMMON STOCK ( Cost - $31,609,025)	33,769,960

	RIGHTS - 0.1%
6,722	Fortis *	-
205,100	Northgate Plc *	18,845
	TOTAL RIGHTS ( Cost - $337,794)	18,845

	TOTAL INVESTMENTS - 99.1% ( Cost - $31,946,819)	$ 33,788,805
	OTHER ASSETS LESS LIABILITIES - 0.9%	296,581
	NET ASSETS - 100.0%	$ 34,085,386

* Non-income producing security
** 144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depositary Receipts

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 5,655,032
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(3,813,046)
Net unrealized Appreciation		$ 1,841,986

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 0.8%
3,520	Triumph Group, Inc.	$ 140,589

	APPAREL - 0.7%
3,050	Columbia Sportswear Co.	108,001

	BANKS - 7.7%
3,400	Bank of the Ozarks, Inc.	85,952
12,500	Community Bank System, Inc.	226,625
3,700	Independent Bank Corp.	78,921
14,295	PacWest Bancorp	229,864
5,325	Westamerica Bancorp	278,284
12,800	Whitney Holding Corp.	112,128
10,450	Wintrust Financial Corp.	273,267
		1,285,041
	COMMERCIAL SERVICES - 4.0%
7,270	Aaron's, Inc.	199,707
8,650	Brink's Co.	234,847
17,920	CDI Corp.	227,584
		662,138
	DISTRIBUTION/WHOLESALE - 3.0%
11,375	Owens & Minor, Inc.	503,912

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
11,712	SWS Group, Inc.	161,157

	ELECTRIC - 1.2%
8,000	UIL Holdings Corp.	195,200

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
26,520	Belden, Inc.	465,161

	ELECTRONICS - 2.0%
14,250	Park Electrochemical Corp.	333,022

	ENGINEERING&CONSTRUCTION - 1.5%
17,850	Chicago Bridge & Iron Co. NV	249,007

	ENVIRONMENTAL CONTROL - 1.2%
22,550	EnergySolutions, Inc.	194,156

	FOOD - 2.0%
7,155	Lancaster Colony Corp.	325,839

	GAS - 4.3%
7,010	Northwest Natural Gas Co.	312,926
10,895	South Jersey Industries, Inc.	401,808
		714,734
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	HAND/MACHINE TOOLS - 0.8%
3,015	Lincoln Electric Holdings, Inc.	$ 127,776

	HEALTHCARE-PRODUCTS - 4.6%
8,200	Cooper Cos Inc.	225,008
13,140	Meridian Bioscience, Inc.	289,343
8,900	STERIS Corp.	249,912
		764,263
	HOUSEHOLD PRODUCTS/WARES - 5.1%
28,530	Ennis, Inc.	420,247
12,400	Tupperware Brands Corp.	422,468
		842,715
	HOUSEWARES - 1.3%
6,350	Toro Co.	220,091

	INSURANCE - 10.4%
39,550	American Equity Investment Life Holding Co.	286,342
20,275	Assured Guaranty Ltd.	283,242
5,600	Endurance Specialty Holdings Ltd.	186,872
14,610	Max Capital Group Ltd.	291,762
9,115	Platinum Underwriters Holdings Ltd.	307,631
4,450	Safety Insurance Group, Inc.	143,557
6,850	StanCorp Financial Group, Inc.	235,777
		1,735,183
	IRON/STEEL - 1.2%
3,700	Schnitzer Steel Industries, Inc.	198,949

	MACHINERY-DIVERSIFIED - 0.7%
8,685	Albany International Corp.	119,332

	METAL FABRICATE/HARDWARE - 1.0%
13,050	Worthington Industries, Inc.	172,521

	OFFICE FURNISHINGS - 1.2%
20,300	Knoll, Inc.	198,737

	OIL & GAS - 2.6%
11,640	Holly Corp.	247,583
7,850	St Mary Land & Exploration Co.	187,379
		434,962
	PACKAGING & CONTAINERS - 2.3%
23,950	Temple-Inland, Inc.	375,057

	PHARMACEUTICALS - 1.1%
14,050	Biovail Corp.	188,130

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	REITS - 8.0%
9,650	American Campus Communities, Inc.	$ 221,274
35,300	DiamondRock Hospitality Co.	238,628
4,400	Equity Lifestyle Properties, Inc.	183,348
5,500	Mack-Cali Realty Corp.	153,505
53,905	MFA Financial, Inc.	398,897
9,330	Parkway Properties, Inc.	132,206
		1,327,858
	RETAIL - 14.5%
14,640	Bob Evans Farms, Inc.	424,853
19,625	Casey's General Stores, Inc.	538,314
12,010	Cash America International, Inc.	321,027
29,650	Foot Locker, Inc.	328,522
11,000	Fred's, Inc.	148,280
13,300	Regis Corp.	181,678
37,162	Stage Stores, Inc.	463,782
		2,406,456
	RETAIL - JEWELRY - 1.6%
19,040	Movado Group, Inc.	271,891

	SAVINGS & LOANS - 1.3%
22,600	Astoria Financial Corp.	219,446

	SEMICONDUCTORS - 1.2%
16,150	Cohu, Inc.	195,900

	SOFTWARE - 2.1%
18,750	Blackbaud, Inc.	350,625

	TELECOMMUNICATIONS - 3.4%
23,475	Adtran, Inc.	567,156

	TRANSPORTATION - 2.0%
6,800	Arkansas Best Corp.	193,664
2,900	Tidewater, Inc.	130,500
		324,164

	TOTAL COMMON STOCK ( Cost - $16,806,894)	16,379,169

	TOTAL INVESTMENTS - 98.6% ( Cost - $16,806,894)	$ 16,379,169
	OTHER ASSETS LESS LIABILITIES - 1.4%	234,797
	NET ASSETS - 100.0%	$ 16,613,966

REIT - Real Estate Investment Trust
At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 1,678,130
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(2,105,855)
Net unrealized depreciation		$ (427,725)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value

	COMMON STOCK - 92.21%
	APPAREL - 1.68%
12,122	Nike, Inc.	$ 686,590

	BANKS - 3.91%
5,121	Goldman Sachs Group, Inc.	836,259
19,869	JP Morgan Chase & Co.	767,937
		1,604,196
	BEVERAGES - 3.17%
26,097	Coca-Cola Co.	1,300,674

	CHEMICALS - 2.16%
4,017	Mosaic Co.	209,486
8,633	Praxair, Inc.	674,928
		884,414
	COAL - 0.41%
4,783	Consol Energy, Inc.	169,940

	COMMERCIAL SERVICES - 2.07%
12,945	Visa, Inc.	847,380

	COMPUTERS - 15.28%
11,711	Apple, Inc. *	1,913,460
25,516	Cognizant Tech Solutions *	755,018
25,112	Hewlett Packard Co.	1,087,350
16,170	International Business Machines Corp.	1,906,928
7,874	Research In Motion Ltd. *	598,424
		6,261,180
	COSMETICS/PERSONAL CARE - 0.92%
6,787	Procter & Gamble Co.	376,746

	DISTRIBUTION/WHOLESALE - 0.95%
4,306	WW Grainger, Inc.	387,152

	DIVERSIFIED FINANCIAL SERVICES - 1.70%
3,657	BlackRock, Inc.	696,805

	ENGINEERING & CONSTRUCTION - 2.74%
8,328	Aecom Technology Corp. *	269,827
16,181	Fluor Corp.	854,357
		1,124,184
	FOOD - 1.65%
14,260	Kellogg Co.	677,350

	FOREST PRODUCTS & PAPER - 1.23%
26,760	International Paper Co.	503,356

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	HEALTHCARE PRODUCTS - 3.20%
15,739	Hospira, Inc. *	$ 604,850
11,594	Johnson & Johnson	705,959
		1,310,809
	INTERNET - 8.59%
10,655	Amazon.com, Inc. *	913,773
1,981	Baidu, Inc.- ADR *	689,665
3,274	Google, Inc. *	1,450,546
10,438	McAfee, Inc. *	465,326
		3,519,310
	MEDIA - 1.22%
20,368	Discovery Communications, Inc. *	499,016

	METAL FABRICATE/HARDWARE - 0.85%
4,392	Precision Castparts Corp.	350,525

	MINING - 1.92%
13,066	Freeport-McMoRan Copper & Gold Inc.	787,880

	OIL & GAS - 5.38%
2,885	Occidental Petroleum Corp.	205,816
9,894	PetroHawk Energy Corp. *	240,226
10,838	Petroleo Brasileiro SA - ADR	446,959
21,593	Southwestern Energy Co. *	894,598
10,330	XTO Energy, Inc.	415,576
		2,203,175
	OIL & GAS SERVICES - 1.40%
18,329	Cameron International Corp. *	572,415

	PHARMACEUTICALS - 5.68%
13,298	Express Scripts, Inc. *	931,392
16,294	McKesson Corp.	833,438
10,683	Medco Health Solutions, Inc. *	564,703
		2,329,533
	RETAIL - Consumer Electronics - 0.40%
4,350	Best Buy, Inc.	162,560

	RETAIL - Discount - 0.50%
4,054	Wal-Mart Stores, Inc.	202,214

	RETAIL - Drug Store- 1.63%
21,507	Walgreen Co.	667,792

	RETAIL - Restaurants - 3.69%
11,840	McDonald's Corp.	651,910
24,243	Yum! Brands, Inc.	859,657
		1,511,567
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	SEMICONDUCTORS - 1.62%
34,485	Intel Corp.	$ 663,836

	SOFTWARE - 9.29%
18,841	Adobe Systems, Inc. *	610,825
16,585	BMC Software, Inc. *	564,387
74,648	Microsoft Corp.	1,755,721
39,612	Oracle Corp.	876,614
		3,807,547
	TELECOMMUNICATIONS - 5.63%
18,650	Cisco Systems, Inc. *	410,487
42,415	Corning, Inc.	721,055
25,448	Qualcomm, Inc.	1,175,952
		2,307,494
	TRANSPORTATION - 3.34%
7,754	CH Robinson Worldwide, Inc.	422,826
11,637	Expeditors International of Washington, Inc.	394,843
9,551	Union Pacific Corporation	549,374
		1,367,043

	TOTAL COMMON STOCK	37,782,683
	( Cost - $32,843,449)

	EXCHANGE TRADED FUNDS - 6.11%
	EQUITY FUND - 6.11%
50,450	Consumer Staples Select Sector SPDR Fund	1,237,034
45,410	Health Care Select Sector SPDR Fund	1,265,577
	TOTAL EXCHANGE TRADED FUNDS	2,502,611
	( Cost - $2,352,695)

	TOTAL INVESTMENTS - 98.32%
	( Cost - $35,196,144)	40,285,294
	OTHER ASSETS LESS LIABILITIES - 1.68%	688,588
	NET ASSETS - 100.00%	$40,973,882

* Non-Income producing security. ADR- American Depository Receipt

At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 5,112,787
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(23,637)
Net unrealized appreciation		$ 5,089,150

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 97.79%

	AIRLINES - 1.64%
2,722	Allegiant Travel Co. *	$ 117,890
4,563	Copa Holdings SA	184,984
		302,874
	APPAREL - 1.91%
7,341	True Religion Apparel, Inc. *	164,145
5,159	Warnaco Group, Inc. *	187,426
		351,571
	BANKS - 1.99%
7,816	PrivateBancorp, Inc.	194,071
5,847	Signature Bank *	172,370
		366,441
	BIOTECHNOLOGY - 2.66%
1,571	AMAG Pharmaceuticals, Inc. *	71,339
5,139	Life Technologies Corp. *	233,979
2,005	United Therapeutics Corp. *	185,703
		491,021
	COMMERCIAL SERVICES - 10.08%
5,166	Aaron Rents, Inc.	141,910
8,235	Aegean Marine Petroleum	139,995
3,570	American Public Education *	126,271
7,773	Grand Canyon Education, Inc. *	136,105
3,746	MAXIMUS, Inc.	159,655
7,862	Quanta Services, Inc. *	183,263
9,913	Resources Connection, Inc. *	149,686
23,613	SuccessFactors, Inc. *	249,117
17,116	TNS, Inc. *	392,470
4,377	VistaPrint Ltd. *	180,551
		1,859,023
	COMPUTERS - 5.20%
5,458	RiverBed Technology, Inc. *	109,215
10,441	SRA International, Inc. *	205,688
7,749	STEC, Inc. *	264,163
4,087	Synaptics, Inc. *	97,965
11,800	Telvent GIT SA	282,020
		959,051
	COSMETICS/PERSONAL CARE - 0.91%
2,689	Chattem, Inc. *	168,520

	DISTRIBUTION/WHOLESALE - 1.75%
12,236	Fossil, Inc. *	322,296

	DIVERSIFIED FINANCIAL SERVICES - 3.67%
4,523	Affiliated Managers Group*	298,608
1,945	Intercontinental Exchange, Inc. *	182,947
18,759	Och-Ziff Capital Mgt Group	195,469
		677,024
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	ELECTRONICS - 0.95%
6,565	Thomas & Betts Corp. *	$ 174,892

	ENERGY-ALTERNATE SOURCES - 0.87%
17,392	Clean Energy Fuels Corp. *	160,702

	ENGINEERING & CONSTRUCTION - 4.31%
10,322	Insituform Technologies*	189,925
8,161	MYR Group, Inc. *	147,061
8,414	Orion Marine Group, Inc. *	188,137
8,791	Stanley, Inc. *	270,235
		795,358
	FOOD - 2.34%
8,927	Hain Celestial Group, Inc. *	148,277
9,386	Spartan Stores, Inc.	120,986
5,992	United Natural Foods, Inc. *	161,964
		431,227
	HEALTHCARE - PRODUCTS - 4.66%
14,690	Align Technology, Inc. *	160,268
19,642	Bruker Corp. *	197,599
29,766	DexCom, Inc. *	192,288
6,676	Thoratec Corp. *	167,835
9,378	Volcano Corp. *	142,452
		860,442
	HEALTHCARE - SERVICES - 3.14%
7,015	Community Health Systems, Inc. *	198,665
26,447	Health Management Associates, Inc. *	159,475
7,973	IPC The Hospitalist, Inc. *	222,048
		580,188
	HOUSEHOLD PRODUCTS - 1.43%
10,678	Jarden Corp. *	263,213

	INSURANCE - 2.07%
6,606	Amtrust Financial Services, Inc.	80,725
6,499	Aspen Insurance Holdings Ltd.	161,630
5,600	Tower Group, Inc.	139,832
		382,187
	INTERNET - 2.62%
11,357	Constant Contact, Inc. *	256,782
2,777	Equinix, Inc. *	226,964
		483,746
	LEISURE TIME - 1.60%
11,621	Life Time Fitness, Inc. *	295,754

	MEDIA - 0.91%
8,000	DG FastChannel, Inc. *	167,920

	OIL & GAS - 3.73%
5,234	Arena Resources, Inc. *	170,785
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	OIL & GAS (Continued) - 3.73%
3,931	Comstock Resources, Inc. *	$ 151,344
5,225	Concho Resources, Inc. *	160,408
4,479	Whiting Petroleum Corp. *	205,855
		688,392
	OIL & GAS SERVICES - 0.89%
3,868	Dril-Quip, Inc. *	163,578

	PHARMACEUTICALS - 3.81%
6,345	Catalyst Health Solutions, Inc. *	163,574
5,501	Express Scripts, Inc. *	385,290
6,003	VCA Antech, Inc. *	153,557
		702,421
	RETAIL - APPAREL - 1.44%
9,155	Guess?, Inc.	266,136

	RETAIL - APPLIANCES - 0.87%
8,770	HHGREGG, Inc. *	160,930

	RETAIL - BUILDING PRODUCTS - 0.47%
5,270	Lumber Liquidators, Inc. *	86,533

	RETAIL - CATALOG SHOPPING - 0.90%
4,222	MSC Industrial Direct Co.	165,671

	RETAIL - COMPUTER EQUIPMENT - 0.83%
7,023	GameStop Corp. *	153,733

	RETAIL - DISCOUNT - 1.71%
3,963	BJ's Wholesale Club, Inc. *	132,166
6,260	Citi Trends, Inc. *	182,792
		314,958
	RETAIL - GARDENING PRODUCTS - 0.92%
3,518	Tractor Supply Co. *	168,758

	RETAIL - PERFUME & COSMETICS - 1.30%
21,231	Ulta Salon Cosmetics & Fragrance, Inc. *	240,547

	RETAIL - RESTAURANT/SPECIALTY - 3.39%
5,984	Buffalo Wild Wings, Inc.*	241,454
21,208	Einstein Noah Restaurant Group, Inc. *	225,229
8,490	Red Robin Gourmet Burgers, Inc. *	158,933
		625,616
	RETAIL - SPORTING GOODS - 1.69%
9,728	Dick's Sporting Goods, Inc. *	193,101
6,470	Hibbett Sports, Inc. *	119,113
		312,214
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	SEMICONDUCTORS - 4.87%
8,991	Cavium Networks, Inc. *	$ 169,660
19,931	Fairchild Semiconductor International, Inc. *	175,991
12,822	Intersil Corp.	184,252
27,700	ON Semiconductor Corp. *	202,210
23,128	TriQuint Semiconductor, Inc. *	166,059
		898,172
	SOFTWARE - 10.06%
12,351	Allscripts-Misys Healthcare, Inc.	212,808
8,220	ArcSight, Inc. *	155,933
21,044	Ariba, Inc. *	221,172
4,975	Ebix, Inc. *	206,363
9,380	Informatica Corp. *	172,498
7,766	JDA Software Group, Inc. *	160,057
10,057	Medidata Solutions, Inc. *	185,552
6,638	MSCI, Inc. *	185,532
10,615	Taleo Corp. *	185,763
18,936	VeriFone Holdings, Inc. *	170,613
		1,856,291
	TELECOMMUNICATIONS - 3.96%
15,668	IPG Photonics Corp. *	168,118
5,873	Neutral Tandem, Inc. *	182,063
7,672	Nice Systems Ltd. - ADR *	210,059
9,684	Syniverse Holdings, Inc. *	169,761
		730,001
	TEXTILES - 0.97%
4,593	Unifirst Corp/MA	178,760

	TRANSPORTATION - 1.27%
18,623	UTI Worldwide, Inc. *	235,022

	TOTAL COMMON STOCK	18,041,183
	( Cost - $14,837,465)

	TOTAL INVESTMENTS - 97.79%
	( Cost - $14,837,465)	$ 18,041,183
	OTHER ASSETS LESS LIABILITIES - 2.21%	407,438
	NET ASSETS - 100.00%	$ 18,448,621

* Non-Income producing security. ADR - American Depository Receipt

At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 3,385,588
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(181,870)
Net unrealized appreciation		$ 3,203,718

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 98.7%
	ADVERTISING - 1.5%
930	Cheil Worldwide, Inc.	$ 204,375

	AGRICULTURE - 1.0%
650,000	Bisi International PT *	126,863

	AIRLINES - 0.7%
2,200	Copa Holdings SA Class A	89,188

	AUTO PARTS & EQUIPMENT - 0.9%
1,190	Hyundai Mobis	125,301

	BANKS - 6.0%
12,500	Bank of Georgia JSC GDR *	74,375
2,000	Credicorp Ltd.	133,400
29,600	Halyk Savings Bank of Kazakhstan JSC *	153,920
81,000	Sberbank of Russian Federation	110,970
9,314	Standard Bank Group Ltd.	111,159
61,000	Turkiye Garanti Bankasi AS *	216,711
		800,535
	COMMERCIAL SERVICES - 4.1%
27,000	Anhanguera Educacional Participacoes SA *	267,663
34,200	Localiza Rent A Car	274,898
		542,561
	COMPUTERS - 3.9%
366,000	Ju Teng International Holdings Ltd.	275,347
123,000	Wistron Corp.	245,140
		520,487
	DISTRIBUTION/WHOLESALE - 1.6%
1,270,000	Inspur International Ltd.	217,594

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
70,000	International Personal Finance Plc	156,781
2,200	Samsung Card Co.	89,380
		246,161
	ELECTRICAL COMPONENT & EQUIPMENT - 0.8%
103,000	Fortune Electric Co. Ltd.	104,543

	ELECTRONICS - 2.0%
98,600	Lumax International Corp. Ltd.	163,511
130,000	Wintek Corp. *	99,927
		263,438
	ENERGY-ALTERNATE SOURCES - 1.5%
2,515,000	China Power New Energy Development Co. Ltd. *	197,622

	ENGINEERING & CONSTRUCTION - 0.3%
930,000	PYI Corp. Ltd. *	40,725

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	ENTERTAINMENT - 1.8%
2,780,000	REXLot Holdings Ltd. *	$ 239,873

	ENVIRONMENTAL CONTROL - 1.5%
136,000	China Ecotek Corp.	193,283

	FOOD - 3.6%
2,400	BIM Birlesik Magazalar AS	94,307
800,000	China Lifestyle Food and Beverages Group Ltd. *	84,371
13,800	Marfrig Alimentos SA *	119,797
24,000	Spar Group Ltd.	183,513
		481,988
	FOOD SERVICE - 0.7%
90,000	FU JI Food and Catering Services Holdings Ltd.	88,257

	FOREST PRODUCTS & PAPER - 0.1%
7,000	Kazakhstan Kagazy PLC GDR *	1,750
42,300	Kazakhstan Kagazy PLC GDR * **	10,575
		12,325
	GAS - 1.6%
415,000	Perusahaan Gas Negara PT	146,314
37,000	Xinao Gas Holdings Ltd.	61,386
		207,700
	HAND/MACHINE TOOLS - 2.1%
333,000	Techtronic Industries Co.	276,736

	HEALTHCARE-SERVICES - 0.5%
3,000	Diagnosticos da America SA *	63,982

	HOLDING COMPANIES-DIVERSIFIED - 1.5%
234,000	Beijing Development HK Ltd. *	34,973
10,825	Bidvest Group Ltd.	149,075
3,602	Tekfen Holding AS *	9,782
		193,830
	HOME BUILDERS - 1.6%
100,000	Corp GEO SAB de CV *	213,600

	INTERNET - 3.7%
480	Baidu Inc. ADR *	167,107
24,000	Tencent Holdings Ltd.	323,488
		490,595
	LODGING - 0.6%
6,000	Chagala Group Ltd. GDR *	7,860
17,500	Queenco Leisure International Ltd. *	72,573
		80,433
	MACHINERY-DIVERSIFIED - 1.0%
149,100	CB Industrial Product Holding Bhd	139,750

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	MEDIA - 5.5%
55,000	Megacable Holdings SAB de CV *	$ 79,153
9,600	Naspers Ltd.	284,581
651,900	Qin Jia Yuan Media Services Co. Ltd.	146,014
12,500	Woongjin Thinkbig Co. Ltd.	217,800
		727,548
	METAL FABRICATE/HARDWARE - 5.2%
50,000	China Zhongwang Holdings Ltd. *	66,967
825,000	KNM Group Bhd	204,878
42,298	Shin Zu Shing Co. Ltd.	227,055
1,454	Taewoong Co. Ltd.	103,749
3,395	TK Corp. *	91,276
		693,925
	MINING - 2.4%
12,824	Cia Vale Do Rio Doce SA ADR	221,619
6,400	Eurasian Natural Resources Corp.	92,469
		314,088
	MISCELLANEOUS MANUFACTURING - 0.0%
244,000	Peace Mark Holdings Ltd. *	0

	OIL & GAS - 7.3%
2,800	Gazprom OAO ADR	57,820
18,500	KazMunaiGas Exploration Production GDR	399,139
6,100	Lukoil ADR	308,294
5,048	Petroleo Brasileiro SA ADR	208,180
		973,433
	PHARMACEUTICALS - 0.4%
4,000	Hypermarcas SA *	57,423

	REAL ESTATE - 11.8%
24,000	BR Malls Participacoes SA *	249,498
155,350	Hirco PLC *	297,355
145,000	KWG Property Holding Ltd.	110,252
4,040,000	Megaworld Corp.	115,811
4,000	PDG Realty SA Empreendimentos e Participacoes	56,801
10,900	Rodobens Negocios Imobiliarios SA	105,136
79,000	Shimao Property Holdings Ltd.	158,394
15,300	Sistema-Hals GDR *	6,579
260,000	Soho China Ltd.	165,045
519,600	Tian An China Investment Co. Ltd.	304,468
		1,569,339
	REITS - 1.2%
60,230	Sinpas Gayrimenkul Yatirim Ortakligi AS	161,628

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	RETAIL - 13.6%
251,000	China Dongxiang Group Co. Ltd.	$ 190,432
2,400	CJ O Shopping Co. Ltd.	127,762
15,000	Dufry South America Ltd.	218,712
193,000	Golden Eagle Retail Group Ltd.	251,974
800	Lotte Shopping Co. Ltd.	199,915
10,000	Magnit OAO	408,775
2,645,000	Mitra Adiperkasa Tbk PT *	106,510
75,000	Ports Design Ltd.	192,676
220,000	SA SA International Holdings Ltd.	102,574
		1,799,330
	SEMICONDUCTORS - 2.1%
12,020	MediaTek Inc.	172,712
1,750	Samsung Techwin Co. Ltd.	100,086
		272,798
	SOFTWARE - 0.5%
1,500	Totvs SA	60,124

	TELECOMMUNICATIONS - 1.3%
1,500	America Movil SAB de CV ADR	64,515
9,200	NanoTronix Co. Ltd. *	105,271
		169,786
	TRANSPORTATION - 0.9%
9,000	Novorossiysk Commercial Sea Port GDR *	116,100

	TOTAL COMMON STOCK ( Cost - $10,946,489)	13,077,267

	WARRANTS - 0.1%
1,437,500	Megaworld Corp. *	19,773
226,666	PYI Corp. Ltd. *	731
31,600	Tian An China Investment Co. Ltd. *	69
	TOTAL WARRANTS ( Cost - $15,178)	20,573

	TOTAL INVESTMENTS - 98.8% ( Cost - $10,961,667)	$ 13,097,840
	OTHER ASSETS LESS LIABILITIES - 1.2%	154,716
	NET ASSETS - 100.0%	$ 13,252,556

*Non-income producing security
** 144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 4,138,319
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(2,002,146)
Net unrealized appreciation		$ 2,136,173

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds	$ -	$ 33,451,917	$ -	$ 33,451,917
Mortgage Backed Securities	$ -	$ 2,249,711	$ -	$ 2,249,711
U.S. Government Agency	$ -	$ 25,942,754	$ -	$ 25,942,754
U.S. Treasury Obligation	$ -	$ 10,197,606	$ -	$ 10,197,606
Preferred Stock	$ 161,000	$ -	$ -	$ 161,000
Total	$ 161,000	$ 71,841,988	$ -	$ 72,002,988

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 1,339,736	$ -	$ -	$ 1,339,736
Bonds	$ -	$ 58,172,805	$ -	$ 58,172,805
Total	$ 1,339,736	$ 58,172,805	$ -	$ 59,512,541

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,831,621	$ -	$ -	$ 32,831,621
Corporate Bonds	$ -	$ 4,636,936	$ -	$ 4,636,936
Exchange Traded Funds	$ 11,184,633			$ 11,184,633
Preferred Stocks	$ 1,274,251			$ 1,274,251
Options	$ 2,881,601			$ 2,881,601
Total	$ 48,172,106	$ 4,636,936	$ -	$ 52,809,042
Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Monthly Distribution (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,531,348	$ -	$ -	$ 10,531,348
Written Options	$ 1,492,696	$ -	$ -	$ 1,492,696
Total	$ 12,024,044	$ -	$ -	$ 12,024,044

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,945,073	$ -	$ -	$ 16,945,073
Convertible Bonds	$ -	$ 10,271,959		$ 10,271,959
Total	$ 16,945,073	$ 10,271,959	$ -	$ 27,217,032

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,593,144	$ -	$ -	$ 35,593,144
Total	$ 35,593,144	$ -	$ -	$ 35,593,144

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,020,718	$ -	$ -	$ 8,020,718
Total	$ 8,020,718	$ -	$ -	$ 8,020,718

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ 33,769,960	$ -	$ 33,769,960
Rights	$ -	$ 18,845	$ -	$ 18,845
Total	$ -	$ 33,788,805	$ -	$ 33,788,805

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,379,169	$ -	$ -	$ 16,379,169
Total	$ 16,379,169	$ -	$ -	$ 16,379,169

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 40,285,294	$ -	$ -	$ 40,285,294
Total	$ 40,285,294	$ -	$ -	$ 40,285,294

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,041,183	$ -	$ -	$ 18,041,183
Total	$ 18,041,183	$ -	$ -	$ 18,041,183

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ 13,077,267	$ -	$ 13,077,267
Warrants	$ -	$ 20,573	$ -	$ 20,573
Total	$ -	$ 13,097,840	$ -	$ 13,097,840

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/28/09

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/28/09